Financial income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Financial income	R$ 1,239,753	R$ 1,318,948	R$ 1,091,748
Interest on interest earning on investments	479,968	546,763	339,681
Interest received from customers	29,467	27,916	28,427
Swap interest (iii)	483,785	299,096	203,852
Interest on lease	28,041	28,101	24,788
Inflation adjustment(i)	175,686	213,949	208,029
Other derivatives(ii)	39,173	187,097	285,009
Other revenue	R$ 3,633	R$ 16,026	R$ 1,962